INVESTMENTS - Change of investments (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
CHANGES IN INVESTMENTS
Balance at the end of the period	R$ 7,188,028
Provision for losses on investments	981,179	R$ 1,366,664
EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period	25,769,172	26,996,243
Pay-in capital		103,309
Effects of deconsolidation	6,571,987
Transfer to assets held for sale/Write-off	(1,580,783)	(761,213)
Other Comprehensive Results	564,846	203,756
AFAC Capitalization		11,025
Acquisition of control		(305,623)
Capital Increase/Reduction	48,202	3,744
Investees' adjustments		(11,371)
Dividends and Interest on Shareholder's equity	(1,540,189)	(1,968,433)
Equity pickup method	2,005,809	1,431,588
Provision/ Reversal for Loss	385,220	66,147
Balance at the end of the period	32,224,264	25,769,172
Lajeado Energia S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period	99,516
Balance at the end of the period	96,037	99,516
CEB Lajeado S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period	74,160
Balance at the end of the period	94,839	74,160
Paulista Lajeado Energia S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period	37,925
Balance at the end of the period	14,522	37,925
Paulista Lajeado Energia S.A. | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period	37,925	38,056
Dividends and Interest on Shareholder's equity		(19,502)
Equity pickup method		19,371
Balance at the end of the period		37,925
Energetica Aguas da Pedra S.A. - EAPSA (HPP Dardanelos) | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period	291,327	244,444
Dividends and Interest on Shareholder's equity		(50,894)
Equity pickup method		97,777
Balance at the end of the period		291,327
Companhia de Transmisso de Energia Eltrica Paulista - CTEEP
CHANGES IN INVESTMENTS
Balance at the beginning of the period	4,451,016
Balance at the end of the period	5,007,916	4,451,016
Companhia de Transmisso de Energia Eltrica Paulista - CTEEP | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period	4,451,016	4,314,282
Pay-in capital		11,843
Other Comprehensive Results		(4,084)
Capital Increase/Reduction		9,082
Dividends and Interest on Shareholder's equity		(846,968)
Equity pickup method		966,861
Balance at the end of the period		4,451,016
Electronuclear | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Effects of deconsolidation	6,571,987
Other Comprehensive Results	474,581
Equity pickup method	141,460
Balance at the end of the period	7,188,028
Companhia de Transmisso de Energia Eltrica Paulista - CTEEP | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period	4,451,016
Other Comprehensive Results	75,855
Capital Increase/Reduction	(11,244)
Dividends and Interest on Shareholder's equity	(250,310)
Equity pickup method	742,599
Balance at the end of the period	5,007,916	4,451,016
Rouar S.A. | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period	134,264	128,315
Other Comprehensive Results	(9,089)	10,990
Capital Increase/Reduction		(5,338)
Dividends and Interest on Shareholder's equity	(4,734)	(5,099)
Equity pickup method	13,387	5,396
Balance at the end of the period	133,828	134,264
Lajeado Energia S.A. | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period	99,516	90,340
Other Comprehensive Results	67	175
Dividends and Interest on Shareholder's equity	(115,640)	(126,889)
Equity pickup method	112,094	135,890
Balance at the end of the period	96,037	99,516
CEB Lajeado S.A. | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period	74,160	67,956
Other Comprehensive Results	18	18
Dividends and Interest on Shareholder's equity	(37,123)	(25,769)
Equity pickup method	57,784	31,955
Balance at the end of the period	94,839	74,160
Paulista Lajeado Energia S.A. | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period	37,925
Dividends and Interest on Shareholder's equity	(13,690)
Equity pickup method	(9,713)
Balance at the end of the period	14,522	37,925
Companhia Estadual De Transmissao De Energia Eletrica CEEE T [Member] | Companhia de Transmisso de Energia Eltrica Paulista - CTEEP | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period	644,208
Transfer to assets held for sale/Write-off	(648,271)
Dividends and Interest on Shareholder's equity	4,063
Balance at the end of the period		644,208
Luziania-Niquelandia Transmissora S.A. | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period	38,320	31,179
Dividends and Interest on Shareholder's equity	(5,700)	(5,348)
Equity pickup method	15,130	12,489
Balance at the end of the period	47,750	38,320
Fronteira Oeste Transmissora de Energia | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period		79,003
Acquisition of control		(105,018)
Equity pickup method		2,134
Provision/ Reversal for Loss		23,881
Energtica guas das Pedras S.A. - EAPSA | Energetica Aguas da Pedra S.A. - EAPSA (HPP Dardanelos) | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period	291,327
Transfer to assets held for sale/Write-off	(286,776)
Dividends and Interest on Shareholder's equity	(65,154)
Equity pickup method	60,603
Balance at the end of the period		291,327
Itaipu
CHANGES IN INVESTMENTS
Balance at the beginning of the period	279,025
Balance at the end of the period		279,025
Itaipu | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period	279,025
Transfer to assets held for sale/Write-off	(279,025)
Balance at the end of the period		279,025
Others
CHANGES IN INVESTMENTS
Balance at the beginning of the period	364,160
Investees' adjustments		(67,637)
Balance at the end of the period	381,437	364,160
Provision for losses on investments	16,652	7,294
Others | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period	3,001,404	2,734,404
Pay-in capital		35,593
Transfer to assets held for sale/Write-off		(20,831)
Other Comprehensive Results		196,657
Dividends and Interest on Shareholder's equity		(404,263)
Equity pickup method		525,216
Provision/ Reversal for Loss		2,265
Balance at the end of the period		3,001,404
Norte Energia S.A. - NESA
CHANGES IN INVESTMENTS
Balance at the beginning of the period	6,384,303
Balance at the end of the period	6,060,822	6,384,303
Norte Energia S.A. - NESA | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period	6,384,303	6,600,626
Equity pickup method	(323,481)	(216,323)
Balance at the end of the period	6,060,822	6,384,303
Energia Sustentavel do Brasil S.A. - ESBR
CHANGES IN INVESTMENTS
Balance at the beginning of the period	3,295,627
Balance at the end of the period	3,563,552	3,295,627
Provision for losses on investments		309,617
Energia Sustentavel do Brasil S.A. - ESBR | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period	3,295,627	3,250,575
Equity pickup method	(41,692)	(77,581)
Provision/ Reversal for Loss	309,617	122,633
Balance at the end of the period	3,563,552	3,295,627
Belo Monte Transmissora de Energia SPE S.A
CHANGES IN INVESTMENTS
Investees' adjustments		(43,996)
Belo Monte Transmissora de Energia SPE S.A | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period	1,895,036	1,702,719
Dividends and Interest on Shareholder's equity	(66,400)	(37,963)
Equity pickup method	177,172	162,902
Provision/ Reversal for Loss		111,374
Balance at the end of the period	2,005,808	1,895,036
Interligao Eltrica do Madeira S.A. - IE Madeira
CHANGES IN INVESTMENTS
Investees' adjustments		279
Provision for losses on investments	92,192	310,411
Interligao Eltrica do Madeira S.A. - IE Madeira | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period	1,409,983	1,375,039
Dividends and Interest on Shareholder's equity	(123,598)	(132,921)
Equity pickup method	231,063	267,906
Provision/ Reversal for Loss	218,219	(100,320)
Balance at the end of the period	1,735,667	1,409,983
Madeira Energia S.A.
CHANGES IN INVESTMENTS
Provision for losses on investments	141,393	73,868
Madeira Energia S.A. | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period		906,289
Equity pickup method		(972,661)
Provision/ Reversal for Loss		66,372
Norte Brasil Transmissora de Energia S.A. - NBTE
CHANGES IN INVESTMENTS
Investees' adjustments		29,441
Norte Brasil Transmissora de Energia S.A. - NBTE | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period		795,287
Transfer to assets held for sale/Write-off		(740,382)
Equity pickup method		23,746
Provision/ Reversal for Loss		(108,092)
Teles Pires Participaes S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period	789,994
Balance at the end of the period	315,385	789,994
Provision for losses on investments	468,478
Teles Pires Participaes S.A. | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period	789,994	746,820
Pay-in capital		38,679
Capital Increase/Reduction	46,336
Equity pickup method	(52,467)	4,495
Provision/ Reversal for Loss	(468,478)
Balance at the end of the period	315,385	789,994
Companhia Energetica Sinop S.A. - SINOP
CHANGES IN INVESTMENTS
Balance at the beginning of the period	349,256
Balance at the end of the period	526,442	349,256
Provision for losses on investments	139,677	354,900
Companhia Energetica Sinop S.A. - SINOP | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period	349,256	555,783
Equity pickup method	(38,037)	(69,907)
Provision/ Reversal for Loss	215,223	(136,620)
Balance at the end of the period	526,442	349,256
Empresa de Energia Sao Manoel S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period	428,168
Balance at the end of the period	588,913	428,168
Provision for losses on investments		177,516
Empresa de Energia Sao Manoel S.A. | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period	428,168	434,379
Equity pickup method	(16,771)	(26,162)
Provision/ Reversal for Loss	177,516	19,951
Balance at the end of the period	588,913	428,168
Mata de Santa Genebra Transmissora S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period	634,284
Balance at the end of the period	548,104	634,284
Mata de Santa Genebra Transmissora S.A. | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period	634,284	534,167
Dividends and Interest on Shareholder's equity	(74,570)	(13,559)
Equity pickup method	55,915	62,921
Provision/ Reversal for Loss	(67,525)	50,755
Balance at the end of the period	548,104	634,284
Chapecoense Geracao S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period	454,259
Balance at the end of the period	253,633	454,259
Chapecoense Geracao S.A. | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period	454,259	373,740
Dividends and Interest on Shareholder's equity	(369,709)	(93,861)
Equity pickup method	169,083	174,380
Balance at the end of the period	253,633	454,259
Interligao Eltrica Garanhuns S.A. - IE Garanhuns
CHANGES IN INVESTMENTS
Balance at the beginning of the period	413,106
Balance at the end of the period	502,090	413,106
Interligao Eltrica Garanhuns S.A. - IE Garanhuns | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period	413,106	324,874
Dividends and Interest on Shareholder's equity	(7,415)	(14,532)
Equity pickup method	96,399	64,695
Provision/ Reversal for Loss		38,069
Balance at the end of the period	502,090	413,106
TSLE - Transmissora Sul Litoranea de Energia S.A. | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period		171,632
Pay-in capital		17,194
Acquisition of control		(200,605)
Dividends and Interest on Shareholder's equity		(13,041)
Equity pickup method		24,820
Sistema de Transmissao Nordeste S.A.- STN
CHANGES IN INVESTMENTS
Balance at the beginning of the period	258,272
Investees' adjustments		36,322
Balance at the end of the period	269,217	258,272
Sistema de Transmissao Nordeste S.A.- STN | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period	258,272	217,861
Dividends and Interest on Shareholder's equity	(52,964)	(46,226)
Equity pickup method	63,909	50,315
Balance at the end of the period	269,217	258,272
Paranaiba Transmissora de Energia S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period	188,675
Balance at the end of the period	222,169	188,675
Paranaiba Transmissora de Energia S.A. | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period	188,675	173,434
Dividends and Interest on Shareholder's equity		(5,732)
Equity pickup method		20,973
Balance at the end of the period		188,675
Paranaiba Transmissora de Energia S.A. | Energetica Aguas da Pedra S.A. - EAPSA (HPP Dardanelos) | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period	188,675
Dividends and Interest on Shareholder's equity	(10,433)
Equity pickup method	43,927
Balance at the end of the period	222,169	188,675
Rouar
CHANGES IN INVESTMENTS
Balance at the beginning of the period	134,264
Balance at the end of the period	133,828	134,264
Transnorte Energia S.A.
CHANGES IN INVESTMENTS
Provision for losses on investments	122,787	133,058
Transnorte Energia S.A. | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period		25,498
AFAC Capitalization		9,800
Equity pickup method		(11,177)
Provision/ Reversal for Loss		(24,121)
MGE Transmissao | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period	168,273	137,148
Dividends and Interest on Shareholder's equity		(7,332)
Equity pickup method		38,457
Balance at the end of the period		168,273
Retiro Baixo Energtica S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period	168,726
Balance at the end of the period	155,470	168,726
Retiro Baixo Energtica S.A. | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period	168,726	157,183
AFAC Capitalization		1,225
Dividends and Interest on Shareholder's equity	(37,513)	(3,214)
Equity pickup method	24,257	13,532
Balance at the end of the period	155,470	168,726
Belo Monte Transmissora de Energia SPE S.A. - BMTE
CHANGES IN INVESTMENTS
Balance at the beginning of the period	1,895,036
Balance at the end of the period	2,005,808	1,895,036
Luziana-Niquealandia Transmissora de Energia S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period	38,320
Balance at the end of the period	47,750	38,320
Goias Transmissao S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period	177,274
Balance at the end of the period	206,773	177,274
Goias Transmissao S.A. | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period	177,274	212,431
Dividends and Interest on Shareholder's equity	(9,188)	(79,724)
Equity pickup method	38,687	44,567
Balance at the end of the period	206,773	177,274
MGE Transmissao S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period	168,273
Balance at the end of the period	196,954	168,273
MGE Transmissao S.A. | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period	168,273
Dividends and Interest on Shareholder's equity	(8,934)
Equity pickup method	37,615
Balance at the end of the period	196,954	168,273
Transenergia Renovavle S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period	97,461
Balance at the end of the period	96,112	97,461
Transenergia Renovavle S.A. | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period	97,461	116,395
Dividends and Interest on Shareholder's equity	(13,514)	(33,401)
Equity pickup method	12,165	14,467
Balance at the end of the period	96,112	97,461
Triangulo Mineiro Transmissora S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period	182,828
Investees' adjustments		34,220
Balance at the end of the period	199,746	182,828
Triangulo Mineiro Transmissora S.A. | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period	182,828	126,654
Dividends and Interest on Shareholder's equity	(5,145)	(3,920)
Equity pickup method	22,063	25,874
Balance at the end of the period	199,746	182,828
Vale do Sao Bartolomeu Transmissora de Energia S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period	79,406
Balance at the end of the period	89,860	79,406
Vale do Sao Bartolomeu Transmissora de Energia S.A. | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period	79,406	64,019
Dividends and Interest on Shareholder's equity	(6,240)
Equity pickup method	16,694	15,387
Balance at the end of the period	89,860	79,406
Enerpeixe S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period	266,309
Balance at the end of the period	261,789	266,309
Enerpeixe S.A. | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period	266,309	265,711
Dividends and Interest on Shareholder's equity		1,725
Equity pickup method	(4,520)	(1,127)
Balance at the end of the period	261,789	266,309
Construtora Integracao Ltda | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period	21,527
Transfer to assets held for sale/Write-off	(21,879)
Equity pickup method	352
Balance at the end of the period		21,527
Others 2021 | Others | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period	2,056,644
Transfer to assets held for sale/Write-off	(344,832)
Other Comprehensive Results	23,414
Capital Increase/Reduction	13,110
Dividends and Interest on Shareholder's equity	(266,278)
Equity pickup method	360,132
Provision/ Reversal for Loss	648
Balance at the end of the period	R$ 1,842,838	R$ 2,056,644